U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         Annual Filing under Rule 24f-2
                      Of the Investment Company Act of 1940

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                           SSgA Funds

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

          SSgA Money Market Fund
          SSgA US Government Money Market Fund
          SSgA Yield Plus Fund
          SSgA S&P 500 Index Fund
          SSgA Small Cap Fund
          SSgA Matrix Equity Fund
          SSgA Bond Market Fund
          SSgA Emerging Markets Fund
          SSgA US Treasury Money Market Portfolio
          SSgA Growth and Income Fund
          SSgA Intermediate Fund
          SSgA Prime Money Market Portfolio
          SSgA Tax Free Money Market Fund
          SSgA Active International Fund
          SSgA Life Solutions Balanced Fund
          SSgA Life Solutions Growth Fund
          SSgA Life Solutions Income and Growth Fund
          SSgA Real Estate Equity Fund*
          SSgA US Treasury Obligations Fund*
          SSgA International Pacific Index Fund*

          * Not in operation at the time of this filing.

3.   Investment Company Act File Number:    811-5430

     Securities Act File Number:            33-19229

4(a). Last day of fiscal year for which this Form is filed:

                                    08/31/97

4(b). |_|      Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

      Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). |_|      Check box if this is the last time the issuer will be filing this
               Form.

5.   Calculation of registration fee:

       (i)      Aggregate sale price of securities sold
                during the fiscal year pursuant to section
                24(f):                                                          $91,729,095,883
                                                                                ---------------
       (ii)     Aggregate price of securities redeemed or
                repurchased during the fiscal year:         $88,969,410,953
                                                            ---------------
       (iii)    Aggregate price of securities redeemed or
                repurchased during any prior fiscal year
                ending no earlier than October 11, 1995 that
                were not previously used to reduce
                registration fees payable to the
                Commission:                                 $ --
                                                            ---------------

       (iv)     Total available redemption credits [add
                Items 5(ii) and 5(iii)]:                                      --$88,969,410,953
                                                                                ---------------

       (v)      Net sales -- if Item 5(i) is greater than
                Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:                                                          $ 2,759,684,930
                                                                                ---------------

       --------------------------------------------------------------------------

       (vi)     Redemption credits available for use in
                future years -- if Item 5(i) is less than
                Item 5(iv) [subtract Item 5(iv) from Item
                5(i)                                        $( -- )
                                                            ----------------
       --------------------------------------------------------------------------

       (vii)    Multiplier for determining registration fee
                (See Instruction C.8):                                          x        1/3300
                                                                                ---------------

       (viii)   Registration fee due [multiply


                Item 5(v) by Item 5(vii)] (enter "0" if no
                fee is due):                                                   =$       836,268
                                                                                ===============



6.   Interest due-- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                                           +$             O
                                                                                ---------------

7.   Total amount of the registration fee due plus any
     interest due [Item 5(vii) plus Item 6]:                                   =$       836,268
                                                                                ===============

8.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository:
     October 20, 1997
     ----------------

     Account Number: 0000826686

     Method of Delivery:

         |X|      Wire transfer
         | |      Mail or other means

                         SIGNATURES

     This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*               /s/J. David Griswold
                                -----------------------------------------------
                                J. David Griswold, Vice President and Secretary



Dated:  October 24, 1997
------------------------

 * Please print the name and title of the signing officer below the signature.